Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Entity Central Index Key	0000031266
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014207
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class A
Trading Symbol	EVIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[1]
AssetsNet	$ 1,043,236,394
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	0.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014209
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class C
Trading Symbol	ECIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%	[3]
AssetsNet	$ 1,043,236,394
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	0.00%	[4]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000120937
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class I
Trading Symbol	EIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[5]
AssetsNet	$ 1,043,236,394
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	0.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171358
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R
Trading Symbol	ERIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$62	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%	[7]
AssetsNet	$ 1,043,236,394
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	0.00%	[8]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171359
Shareholder Report [Line Items]
Fund Name	Eaton Vance Balanced Fund
Class Name	Class R6
Trading Symbol	ESIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio and Core Bond Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[9]
AssetsNet	$ 1,043,236,394
Holdings Count | Holding	435
InvestmentCompanyPortfolioTurnover	0.00%	[10]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,043,236,394
# of Portfolio Holdings (for Stock and Core Bond Portfolios)	435
Portfolio Turnover Rate	0%Footnote Reference*
Footnote	Description
Footnote*	Amount is less than 1%.

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Exchange-Traded Funds	1.0%
Collateralized Mortgage Obligations	1.8%
Short-Term Investments	1.8%
Commercial Mortgage-Backed Securities	2.8%
Asset-Backed Securities	5.0%
U.S. Treasury Obligations	6.1%
Corporate Bonds	8.9%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Common Stocks	63.1%
Footnote	Description
Footnote*	Investment types less than 1% each.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	5.4%
Alphabet, Inc., Class C	4.1%
Apple, Inc.	3.7%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.5%
Microsoft Corp.	3.1%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Eli Lilly & Co.	1.7%
Visa, Inc., Class A	1.7%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000075110
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class A
Trading Symbol	EAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[11]
AssetsNet	$ 340,281,677
Holdings Count | Holding	377
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$340,281,677
# of Portfolio Holdings (for Core Bond Portfolio)	377
Portfolio Turnover Rate (for Core Bond Portfolio)	146%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Exchange-Traded Funds	2.7%
Short-Term Investments	4.8%
Collateralized Mortgage Obligations	5.0%
Commercial Mortgage-Backed Securities	7.7%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	16.5%
Corporate Bonds	24.2%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(2.7%)
Not Rated	3.8%
CCC or Lower	0.2%
B	0.9%
BB	2.5%
BBB	14.4%
A	13.7%
AA	54.1%
AAA	13.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000033565
Shareholder Report [Line Items]
Fund Name	Eaton Vance Core Bond Fund
Class Name	Class I
Trading Symbol	EIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Core Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Core Bond Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[12]
AssetsNet	$ 340,281,677
Holdings Count | Holding	377
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$340,281,677
# of Portfolio Holdings (for Core Bond Portfolio)	377
Portfolio Turnover Rate (for Core Bond Portfolio)	146%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.6%
Exchange-Traded Funds	2.7%
Short-Term Investments	4.8%
Collateralized Mortgage Obligations	5.0%
Commercial Mortgage-Backed Securities	7.7%
Asset-Backed Securities	13.4%
U.S. Treasury Obligations	16.5%
Corporate Bonds	24.2%
U.S. Government Agency Mortgage-Backed Securities	25.1%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Cash & Equivalents	(2.7%)
Not Rated	3.8%
CCC or Lower	0.2%
B	0.9%
BB	2.5%
BBB	14.4%
A	13.7%
AA	54.1%
AAA	13.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014213
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class A
Trading Symbol	EVTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[13]
AssetsNet	$ 914,142,013
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$914,142,013
# of Portfolio Holdings	58
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.6%
Materials	3.2%
Communication Services	4.1%
Utilities	4.2%
Real Estate	4.4%
Consumer Discretionary	4.7%
Consumer Staples	4.9%
Energy	6.4%
Industrials	11.7%
Financials	13.9%
Health Care	14.9%
Information Technology	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.7%
UnitedHealth Group, Inc.	3.3%
Coca-Cola Co.	3.2%
Johnson & Johnson	2.6%
Chevron Corp.	2.6%
KLA Corp.	2.5%
AbbVie, Inc.	2.5%
Lam Research Corp.	2.5%
Cisco Systems, Inc.	2.4%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014215
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class C
Trading Symbol	ECTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%	[14]
AssetsNet	$ 914,142,013
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$914,142,013
# of Portfolio Holdings	58
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.6%
Materials	3.2%
Communication Services	4.1%
Utilities	4.2%
Real Estate	4.4%
Consumer Discretionary	4.7%
Consumer Staples	4.9%
Energy	6.4%
Industrials	11.7%
Financials	13.9%
Health Care	14.9%
Information Technology	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.7%
UnitedHealth Group, Inc.	3.3%
Coca-Cola Co.	3.2%
Johnson & Johnson	2.6%
Chevron Corp.	2.6%
KLA Corp.	2.5%
AbbVie, Inc.	2.5%
Lam Research Corp.	2.5%
Cisco Systems, Inc.	2.4%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014216
Shareholder Report [Line Items]
Fund Name	Eaton Vance Dividend Builder Fund
Class Name	Class I
Trading Symbol	EIUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Dividend Builder Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[15]
AssetsNet	$ 914,142,013
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$914,142,013
# of Portfolio Holdings	58
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	1.6%
Materials	3.2%
Communication Services	4.1%
Utilities	4.2%
Real Estate	4.4%
Consumer Discretionary	4.7%
Consumer Staples	4.9%
Energy	6.4%
Industrials	11.7%
Financials	13.9%
Health Care	14.9%
Information Technology	26.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Broadcom, Inc.	4.0%
JPMorgan Chase & Co.	3.7%
UnitedHealth Group, Inc.	3.3%
Coca-Cola Co.	3.2%
Johnson & Johnson	2.6%
Chevron Corp.	2.6%
KLA Corp.	2.5%
AbbVie, Inc.	2.5%
Lam Research Corp.	2.5%
Cisco Systems, Inc.	2.4%
Total	29.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014219
Shareholder Report [Line Items]
Fund Name	Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund)
Class Name	Class A
Trading Symbol	ETGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.54%	[16]
AssetsNet	$ 166,892,619
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$166,892,619
# of Portfolio Holdings (for Greater India Portfolio)	50
Portfolio Turnover Rate (for Greater India Portfolio)	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.9%
Energy	3.1%
Communication Services	3.8%
Consumer Staples	5.1%
Information Technology	5.6%
Industrials	6.1%
Materials	8.0%
Consumer Discretionary	14.2%
Health Care	14.2%
Financials	38.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ICICI Bank Ltd.	9.9%
HDFC Bank Ltd., ADR	6.0%
Axis Bank Ltd.	5.2%
Mahindra & Mahindra Ltd.	3.8%
Bharti Airtel Ltd.	3.8%
Reliance Industries Ltd.	3.1%
Bajaj Finance Ltd.	3.1%
Sun Pharmaceutical Industries Ltd.	3.1%
Apollo Hospitals Enterprise Ltd.	3.0%
Grasim Industries Ltd.	2.9%
Total	43.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000034727
Shareholder Report [Line Items]
Fund Name	Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund)
Class Name	Class C
Trading Symbol	ECGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$108	2.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.29%	[17]
AssetsNet	$ 166,892,619
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$166,892,619
# of Portfolio Holdings (for Greater India Portfolio)	50
Portfolio Turnover Rate (for Greater India Portfolio)	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.9%
Energy	3.1%
Communication Services	3.8%
Consumer Staples	5.1%
Information Technology	5.6%
Industrials	6.1%
Materials	8.0%
Consumer Discretionary	14.2%
Health Care	14.2%
Financials	38.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ICICI Bank Ltd.	9.9%
HDFC Bank Ltd., ADR	6.0%
Axis Bank Ltd.	5.2%
Mahindra & Mahindra Ltd.	3.8%
Bharti Airtel Ltd.	3.8%
Reliance Industries Ltd.	3.1%
Bajaj Finance Ltd.	3.1%
Sun Pharmaceutical Industries Ltd.	3.1%
Apollo Hospitals Enterprise Ltd.	3.0%
Grasim Industries Ltd.	2.9%
Total	43.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081648
Shareholder Report [Line Items]
Fund Name	Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund)
Class Name	Class I
Trading Symbol	EGIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance India Fund (formerly, Eaton Vance Greater India Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Greater India Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.29%	[18]
AssetsNet	$ 166,892,619
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$166,892,619
# of Portfolio Holdings (for Greater India Portfolio)	50
Portfolio Turnover Rate (for Greater India Portfolio)	26%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.0%Footnote Reference*
Real Estate	1.9%
Energy	3.1%
Communication Services	3.8%
Consumer Staples	5.1%
Information Technology	5.6%
Industrials	6.1%
Materials	8.0%
Consumer Discretionary	14.2%
Health Care	14.2%
Financials	38.0%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ICICI Bank Ltd.	9.9%
HDFC Bank Ltd., ADR	6.0%
Axis Bank Ltd.	5.2%
Mahindra & Mahindra Ltd.	3.8%
Bharti Airtel Ltd.	3.8%
Reliance Industries Ltd.	3.1%
Bajaj Finance Ltd.	3.1%
Sun Pharmaceutical Industries Ltd.	3.1%
Apollo Hospitals Enterprise Ltd.	3.0%
Grasim Industries Ltd.	2.9%
Total	43.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014223
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class A
Trading Symbol	EALCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[19]
AssetsNet	$ 438,484,490
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$438,484,490
# of Portfolio Holdings	54
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Real Estate	0.4%
Consumer Staples	3.5%
Financials	3.8%
Health Care	7.4%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	13.6%
Information Technology	52.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	12.5%
Apple, Inc.	6.9%
Broadcom, Inc.	6.9%
Alphabet, Inc., Class A	5.5%
Microsoft Corp.	4.9%
Eli Lilly & Co.	3.8%
Meta Platforms, Inc., Class A	3.7%
Lam Research Corp.	3.6%
Amazon.com, Inc.	3.5%
Sandisk Corp.	3.0%
Total	54.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014225
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class C
Trading Symbol	ECLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%	[20]
AssetsNet	$ 438,484,490
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$438,484,490
# of Portfolio Holdings	54
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Real Estate	0.4%
Consumer Staples	3.5%
Financials	3.8%
Health Care	7.4%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	13.6%
Information Technology	52.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	12.5%
Apple, Inc.	6.9%
Broadcom, Inc.	6.9%
Alphabet, Inc., Class A	5.5%
Microsoft Corp.	4.9%
Eli Lilly & Co.	3.8%
Meta Platforms, Inc., Class A	3.7%
Lam Research Corp.	3.6%
Amazon.com, Inc.	3.5%
Sandisk Corp.	3.0%
Total	54.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000048018
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class I
Trading Symbol	ELCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[21]
AssetsNet	$ 438,484,490
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$438,484,490
# of Portfolio Holdings	54
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Real Estate	0.4%
Consumer Staples	3.5%
Financials	3.8%
Health Care	7.4%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	13.6%
Information Technology	52.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	12.5%
Apple, Inc.	6.9%
Broadcom, Inc.	6.9%
Alphabet, Inc., Class A	5.5%
Microsoft Corp.	4.9%
Eli Lilly & Co.	3.8%
Meta Platforms, Inc., Class A	3.7%
Lam Research Corp.	3.6%
Amazon.com, Inc.	3.5%
Sandisk Corp.	3.0%
Total	54.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080478
Shareholder Report [Line Items]
Fund Name	Eaton Vance Growth Fund
Class Name	Class R
Trading Symbol	ELCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$66	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[22]
AssetsNet	$ 438,484,490
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$438,484,490
# of Portfolio Holdings	54
Portfolio Turnover Rate	22%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.2%
Real Estate	0.4%
Consumer Staples	3.5%
Financials	3.8%
Health Care	7.4%
Industrials	9.1%
Consumer Discretionary	9.7%
Communication Services	13.6%
Information Technology	52.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	12.5%
Apple, Inc.	6.9%
Broadcom, Inc.	6.9%
Alphabet, Inc., Class A	5.5%
Microsoft Corp.	4.9%
Eli Lilly & Co.	3.8%
Meta Platforms, Inc., Class A	3.7%
Lam Research Corp.	3.6%
Amazon.com, Inc.	3.5%
Sandisk Corp.	3.0%
Total	54.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014226
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class A
Trading Symbol	EHSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[23]
AssetsNet	$ 1,446,540,725
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014228
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class C
Trading Symbol	ECSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.76%	[24]
AssetsNet	$ 1,446,540,725
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014230
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class I
Trading Symbol	EILVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[25]
AssetsNet	$ 1,446,540,725
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014229
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R
Trading Symbol	ERSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$67	1.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.26%	[26]
AssetsNet	$ 1,446,540,725
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142453
Shareholder Report [Line Items]
Fund Name	Eaton Vance Large-Cap Value Fund
Class Name	Class R6
Trading Symbol	ERLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Large-Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[27]
AssetsNet	$ 1,446,540,725
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,446,540,725
# of Portfolio Holdings	63
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Real Estate	1.4%
Communication Services	2.0%
Short-Term Investments	2.9%
Utilities	4.3%
Materials	6.5%
Consumer Staples	6.7%
Energy	7.9%
Consumer Discretionary	10.8%
Health Care	12.2%
Industrials	12.6%
Financials	16.1%
Information Technology	16.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
Amazon.com, Inc.	7.4%
Apple, Inc.	3.3%
Cisco Systems, Inc.	2.8%
AbbVie, Inc.	2.6%
Merck & Co., Inc.	2.6%
Bank of America Corp.	2.5%
Reinsurance Group of America, Inc.	2.4%
Intel Corp.	2.4%
United Parcel Service, Inc., Class B	2.3%
Exxon Mobil Corp.	2.2%
Total	30.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014231
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class A
Trading Symbol	ETEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[28]
AssetsNet	$ 131,336,217
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$131,336,217
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.5%
Utilities	2.6%
Consumer Staples	3.0%
Short-Term Investments	3.4%
Health Care	3.5%
Materials	6.4%
Real Estate	7.0%
Information Technology	13.5%
Consumer Discretionary	14.8%
Financials	18.8%
Industrials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.3%
Dorman Products, Inc.	3.3%
Franklin Electric Co., Inc.	3.0%
Community Financial System, Inc.	3.0%
Valvoline, Inc.	2.9%
Donaldson Co., Inc.	2.7%
Southstate Bank Corp.	2.6%
IDACORP, Inc.	2.6%
ESCO Technologies, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.4%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014233
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class C
Trading Symbol	ECSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.96%	[29]
AssetsNet	$ 131,336,217
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$131,336,217
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.5%
Utilities	2.6%
Consumer Staples	3.0%
Short-Term Investments	3.4%
Health Care	3.5%
Materials	6.4%
Real Estate	7.0%
Information Technology	13.5%
Consumer Discretionary	14.8%
Financials	18.8%
Industrials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.3%
Dorman Products, Inc.	3.3%
Franklin Electric Co., Inc.	3.0%
Community Financial System, Inc.	3.0%
Valvoline, Inc.	2.9%
Donaldson Co., Inc.	2.7%
Southstate Bank Corp.	2.6%
IDACORP, Inc.	2.6%
ESCO Technologies, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.4%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000070580
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class I
Trading Symbol	EISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[30]
AssetsNet	$ 131,336,217
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$131,336,217
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.5%
Utilities	2.6%
Consumer Staples	3.0%
Short-Term Investments	3.4%
Health Care	3.5%
Materials	6.4%
Real Estate	7.0%
Information Technology	13.5%
Consumer Discretionary	14.8%
Financials	18.8%
Industrials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.3%
Dorman Products, Inc.	3.3%
Franklin Electric Co., Inc.	3.0%
Community Financial System, Inc.	3.0%
Valvoline, Inc.	2.9%
Donaldson Co., Inc.	2.7%
Southstate Bank Corp.	2.6%
IDACORP, Inc.	2.6%
ESCO Technologies, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.4%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080479
Shareholder Report [Line Items]
Fund Name	Eaton Vance Small-Cap Fund
Class Name	Class R
Trading Symbol	ERSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Small-Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$76	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%	[31]
AssetsNet	$ 131,336,217
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$131,336,217
# of Portfolio Holdings	69
Portfolio Turnover Rate	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Table Summary
Value	Value
Energy	1.5%
Utilities	2.6%
Consumer Staples	3.0%
Short-Term Investments	3.4%
Health Care	3.5%
Materials	6.4%
Real Estate	7.0%
Information Technology	13.5%
Consumer Discretionary	14.8%
Financials	18.8%
Industrials	25.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
CSW Industrials, Inc.	3.3%
Dorman Products, Inc.	3.3%
Franklin Electric Co., Inc.	3.0%
Community Financial System, Inc.	3.0%
Valvoline, Inc.	2.9%
Donaldson Co., Inc.	2.7%
Southstate Bank Corp.	2.6%
IDACORP, Inc.	2.6%
ESCO Technologies, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.4%
Total	28.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Amount is less than 1%.
[3]	Annualized
[4]	Amount is less than 1%.
[5]	Annualized
[6]	Amount is less than 1%.
[7]	Annualized
[8]	Amount is less than 1%.
[9]	Annualized
[10]	Amount is less than 1%.
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized